Financial risk - Expected maturity of financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Assets
Cash and balances with central banks	$ 30,129	$ 20,059
Collateral paid	4,778	5,930
Trading securities and financial assets measured at FVIS	40,667	31,781
Derivative financial instruments	23,367	29,859
Investment securities	91,539	73,401
Loans (net of provisions)	693,059	714,770
Other financial assets	5,474	5,367
Life insurance assets	3,593	9,367
Investments in associates	61	129
All other assets	19,279	15,963
Total assets	911,946	906,626
Liabilities
Collateral received	2,250	3,287
Deposits and other borrowings	591,131	563,247
Other financial liabilities	40,925	29,215
Derivative financial instruments	23,054	29,096
Debt issues	150,325	181,457
Life insurance liabilities	1,396	7,377
All other liabilities	10,842	5,614
Total liabilities excluding loan capital	819,923	819,293
Loan capital	23,949	21,826
Total liabilities	843,872	841,119
Net assets/(net liabilities)	68,074	65,507
Within 1 Year
Assets
Cash and balances with central banks	30,129	20,059
Collateral paid	4,778	5,930
Trading securities and financial assets measured at FVIS	32,591	18,544
Derivative financial instruments	13,583	20,695
Investment securities	6,824	9,810
Loans (net of provisions)	90,856	99,197
Other financial assets	5,474	5,367
Life insurance assets	3,450	1,541
All other assets	1,400	1,222
Total assets	189,085	182,365
Liabilities
Collateral received	2,250	3,287
Deposits and other borrowings	584,037	551,817
Other financial liabilities	22,861	29,059
Derivative financial instruments	13,157	19,203
Debt issues	49,070	56,933
Life insurance liabilities	1,809	1,703
All other liabilities	5,395	3,907
Total liabilities excluding loan capital	678,579	665,909
Loan capital	1,323
Total liabilities	679,902	665,909
Net assets/(net liabilities)	(490,817)	(483,544)
Over 1 Year
Assets
Trading securities and financial assets measured at FVIS	8,076	13,237
Derivative financial instruments	9,784	9,164
Investment securities	84,715	63,591
Loans (net of provisions)	602,203	615,573
Life insurance assets	143	7,826
Investments in associates	61	129
All other assets	17,879	14,741
Total assets	722,861	724,261
Liabilities
Deposits and other borrowings	7,094	11,430
Other financial liabilities	18,064	156
Derivative financial instruments	9,897	9,893
Debt issues	101,255	124,524
Life insurance liabilities	(413)	5,674
All other liabilities	5,447	1,707
Total liabilities excluding loan capital	141,344	153,384
Loan capital	22,626	21,826
Total liabilities	163,970	175,210
Net assets/(net liabilities)	558,891	549,051
Parent Entity
Assets
Cash and balances with central banks	25,436	17,692
Collateral paid	4,641	5,773
Trading securities and financial assets measured at FVIS	38,030	29,565
Derivative financial instruments	22,794	29,283
Investment securities	85,826	68,398
Loans (net of provisions)	607,824	631,936
Other financial assets	4,745	4,615
Due from subsidiaries	180,979	142,961
Investment in subsidiaries	6,475	6,436
Investments in associates	57	100
All other assets	15,995	12,980
Total assets	992,802	949,739
Liabilities
Collateral received	1,862	2,849
Deposits and other borrowings	521,613	501,430
Other financial liabilities	40,156	28,516
Derivative financial instruments	22,779	28,867
Debt issues	127,666	156,674
Due to subsidiaries	186,263	148,607
All other liabilities	8,766	4,132
Total liabilities excluding loan capital	909,105	871,075
Loan capital	23,949	21,826
Total liabilities	933,054	892,901
Net assets/(net liabilities)	59,748	56,838
Parent Entity | Within 1 Year
Assets
Cash and balances with central banks	25,436	17,692
Collateral paid	4,641	5,773
Trading securities and financial assets measured at FVIS	30,550	16,736
Derivative financial instruments	13,349	20,613
Investment securities	5,120	7,200
Loans (net of provisions)	70,453	79,956
Other financial assets	4,745	4,615
Due from subsidiaries	10,420	10,291
All other assets	796	756
Total assets	165,510	163,632
Liabilities
Collateral received	1,862	2,849
Deposits and other borrowings	516,391	491,562
Other financial liabilities	22,092	28,360
Derivative financial instruments	12,805	19,167
Debt issues	40,886	50,028
Due to subsidiaries	20,551	17,563
All other liabilities	3,770	2,545
Total liabilities excluding loan capital	618,357	612,074
Loan capital	1,323
Total liabilities	619,680	612,074
Net assets/(net liabilities)	(454,170)	(448,442)
Parent Entity | Over 1 Year
Assets
Trading securities and financial assets measured at FVIS	7,480	12,829
Derivative financial instruments	9,445	8,670
Investment securities	80,706	61,198
Loans (net of provisions)	537,371	551,980
Due from subsidiaries	170,559	132,670
Investment in subsidiaries	6,475	6,436
Investments in associates	57	100
All other assets	15,199	12,224
Total assets	827,292	786,107
Liabilities
Deposits and other borrowings	5,222	9,868
Other financial liabilities	18,064	156
Derivative financial instruments	9,974	9,700
Debt issues	86,780	106,646
Due to subsidiaries	165,712	131,044
All other liabilities	4,996	1,587
Total liabilities excluding loan capital	290,748	259,001
Loan capital	22,626	21,826
Total liabilities	313,374	280,827
Net assets/(net liabilities)	$ 513,918	$ 505,280